Earnings (loss) per share (Details) - USD ($) shares in Thousands, $ in Thousands		12 Months Ended
		Aug. 31, 2023	Aug. 31, 2022
Notes and other explanatory information [abstract]
Net income (loss) attributable to shareholders		$ 2,250	$ (6,216)
Weighted average number of common shares for basic EPS	[1]	282,401,603	266,999,724
Effect of dilutive stock options, warrants, RSUs and share awards		6,127,725
Weighted average number of common shares for diluted EPS	[1]	288,529,328	266,999,724

[1]	The weighted average number of common shares for basic and diluted EPS include vested, but unissued, common shares relating to common share awards.